Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†

Loan Assignments(a) 12.0%
Building & Development 0.1%
$160,250	Forterra Finance, LLC, Term Loan B, (1 month USD LIBOR + 3.00%), due 10/25/2023	$148,792	(b)(c)
Business Equipment & Services 0.1%
375,000	Prime Security Services Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 5/2/2022	374,351
Cable & Satellite Television 0.5%
1,171,150	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.33%, due 8/14/2026	1,164,568
Chemicals & Plastics 0.3%
199,359	Alpha 3 B.V., Term Loan B1, (3 month USD LIBOR + 3.00%), 5.33%, due 1/31/2024	194,674
555,372	Starfruit Finco B.V, Term Loan B, (1 month USD LIBOR + 3.25%), 5.61%, due 10/1/2025	545,192	(d)
		739,866
Containers & Glass Products 0.7%
831,600	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.38%, due 11/7/2025	815,658	(e)
560,709	BWAY Holding Company, Term Loan B, (3 month USD LIBOR + 3.25%), 5.59%, due 4/3/2024	551,250
374,041	Reynolds Group Holdings Inc., Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 2/5/2023	373,787
		1,740,695
Cosmetics - Toiletries 0.5%
1,125,000	Sunshine Luxembourg VII SARL, First Lien Term Loan, (USD LIBOR + 4.25%), due 7/16/2026	1,128,656	(b)(c)
Diversified Insurance 0.6%
1,616,575	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.48%, due 12/31/2025	1,590,015
Drugs 0.6%
915,544	Jaguar Holding Company II, Term Loan, (1 month USD LIBOR + 2.50%), 4.73%, due 8/18/2022	913,584	(b)(c)
	Mallinckrodt International Finance S.A.
582,010	Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 9/24/2024	494,063
90,769	Term Loan B, (3 month USD LIBOR + 3.00%), 5.53%, due 2/24/2025	77,040
		1,484,687
Health Care 1.2%
374,277	Acadia Healthcare Company, Inc., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.73%, due 2/16/2023	374,209
903,663	MPH Acquisition Holdings LLC, Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 6/7/2023	876,553
939,298	Team Health Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.98%, due 2/6/2024	820,317
	Tivity Health Inc.
221,000	Term Loan A, (1 month USD LIBOR + 4.25%), 6.48%, due 3/5/2024	219,526
687,470	Term Loan B, (1 month USD LIBOR + 5.25%), 7.48%, due 3/5/2026	684,768
		2,975,373
Leisure Goods - Activities - Movies 1.5%
615,532	Crown Finance US, Inc., Term Loan, (1 month USD LIBOR + 2.25%), 4.48%, due 2/28/2025	612,947
3,131,367	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1 month USD LIBOR + 3.00%), 5.23%, due 3/31/2024	3,130,051
		3,742,998

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

Lodging & Casinos 0.3%
$923,733	Mohegan Tribal Gaming Authority, Term Loan B, (1 month USD LIBOR + 4.00%), 6.23%, due 10/13/2023	$856,762
Oil & Gas 1.9%
1,327,463	BCP Raptor, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.48%, due 6/24/2024	1,259,099
1,358,517	Brazos Delaware II, LLC, Term Loan B, (1 month USD LIBOR + 4.00%), 6.27%, due 5/21/2025	1,282,440	(b)(c)
905,000	Lower Cadence Holdings LLC, Term Loan B, (3 month USD LIBOR + 4.00%), 6.27%, due 5/22/2026	902,357	(b)(c)
1,338,133	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.23%, due 2/17/2025	1,287,953
		4,731,849
Property & Casualty Insurance 0.5%
	Asurion LLC
884,622	Term Loan B6, (1 month USD LIBOR + 3.00%), 5.23%, due 11/3/2023	886,285	(b)(c)
413,955	Term Loan B7, (1 month USD LIBOR + 3.00%), 5.23%, due 11/3/2024	414,696	(b)(c)
		1,300,981
Retailers (except food & drug) 1.7%
1,948,729	Bass Pro Group, LLC, Term Loan B, (1 month USD LIBOR + 5.00%), 7.23%, due 9/25/2024	1,840,847
2,455,099	Staples, Inc., Term Loan, (1 month USD LIBOR + 5.00%), 7.33%, due 4/16/2026	2,392,199
		4,233,046
Telecommunications 1.5%
1,496,577	CenturyLink, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.98%, due 1/31/2025	1,486,385
1,845,000	Frontier Communications Corp., Term Loan B1, (1 month USD LIBOR + 3.75%), 5.99%, due 6/15/2024	1,821,938
429,998	Intelsat Jackson Holdings S.A., Term Loan B3, (1 month USD LIBOR + 3.75%), due 11/27/2023	430,918	(b)(c)
		3,739,241
	Total Loan Assignments (Cost $30,336,535)	29,951,880
Corporate Bonds 131.0%
Advertising 2.2%
955,000	Clear Channel Worldwide Holdings, Inc., 9.25%, due 2/15/2024	1,036,175	(f)
655,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	632,075	(f)
2,705,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, due 4/15/2022	2,700,807	(f)
1,035,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, due 3/15/2025	1,064,363
		5,433,420
Aerospace & Defense 2.2%
710,000	BBA US Holdings, Inc., 5.38%, due 5/1/2026	742,944	(f)
	TransDigm, Inc.
1,950,000	6.25%, due 3/15/2026	2,045,062	(f)
940,000	6.38%, due 6/15/2026	957,343
1,710,000	7.50%, due 3/15/2027	1,804,050	(f)
		5,549,399
Auto Parts & Equipment 0.2%
620,000	Goodyear Tire & Rubber Co., 4.88%, due 3/15/2027	588,008
Brokerage 1.0%
2,375,000	LPL Holdings, Inc., 5.75%, due 9/15/2025	2,458,125	(f)
Building & Construction 2.1%
405,000	Meritage Homes Corp., 5.13%, due 6/6/2027	420,187

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

$550,000	Shea Homes L.P./Shea Homes Funding Corp., 6.13%, due 4/1/2025	$570,625	(f)
	Taylor Morrison Communities, Inc.
530,000	5.88%, due 6/15/2027	553,850	(f)
560,000	5.75%, due 1/15/2028	579,600	(f)(g)
1,850,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	1,928,625	(f)
790,000	TRI Pointe Group, Inc., 5.25%, due 6/1/2027	778,150
375,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, due 6/15/2024	390,938
		5,221,975
Building Materials 1.9%
1,515,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	1,499,850	(f)
900,000	CD&R Waterworks Merger Sub LLC, 6.13%, due 8/15/2025	927,000	(f)
	Jeld-Wen, Inc.
600,000	4.63%, due 12/15/2025	590,250	(f)
570,000	4.88%, due 12/15/2027	557,887	(f)
	Masonite Int’l Corp.
540,000	5.75%, due 9/15/2026	562,950	(f)
530,000	5.38%, due 2/1/2028	543,669	(f)
		4,681,606
Cable & Satellite Television 10.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,210,000	5.25%, due 9/30/2022	1,223,613
820,000	5.13%, due 5/1/2023	839,598	(f)
525,000	5.88%, due 4/1/2024	545,344	(f)
2,945,000	5.75%, due 2/15/2026	3,102,440	(f)
2,440,000	5.00%, due 2/1/2028	2,504,172	(f)
	CSC Holdings LLC
200,000	5.38%, due 7/15/2023	205,120	(f)
2,010,000	7.75%, due 7/15/2025	2,160,750	(f)
890,000	6.63%, due 10/15/2025	945,625	(f)
788,000	10.88%, due 10/15/2025	897,587	(f)
1,490,000	5.50%, due 5/15/2026	1,557,050	(f)
785,000	5.50%, due 4/15/2027	822,288	(f)
1,190,000	7.50%, due 4/1/2028	1,310,487	(f)
705,000	6.50%, due 2/1/2029	777,263	(f)
1,785,000	5.75%, due 1/15/2030	1,816,237	(f)
	DISH DBS Corp.
375,000	6.75%, due 6/1/2021	390,356
2,430,000	5.88%, due 11/15/2024	2,252,306
780,000	7.75%, due 7/1/2026	760,500
415,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	425,375	(f)(g)
1,105,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, due 2/15/2025	1,091,188	(f)
200,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, due 3/1/2028	202,802	(f)
565,000	UPCB Finance IV Ltd., 5.38%, due 1/15/2025	579,125	(f)
360,000	Virgin Media Finance PLC, 6.00%, due 10/15/2024	373,950	(f)
1,945,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	2,032,525	(f)
		26,815,701
Chemicals 2.8%
220,000	Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, due 2/1/2025	217,250	(f)
685,000	CF Industries, Inc., 5.38%, due 3/15/2044	643,900
1,035,000	INEOS Group Holdings SA, 5.63%, due 8/1/2024	1,032,412	(f)
	NOVA Chemicals Corp.
365,000	5.25%, due 8/1/2023	371,388	(f)
1,970,000	4.88%, due 6/1/2024	2,029,494	(f)
735,000	Platform Specialty Products Corp., 5.88%, due 12/1/2025	747,862	(f)
350,000	PQ Corp., 6.75%, due 11/15/2022	361,813	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

$535,000	Starfruit Finco BV/Starfruit US Holdco LLC, 8.00%, due 10/1/2026	$529,650	(f)
380,000	Tronox Finance PLC, 5.75%, due 10/1/2025	357,675	(f)
735,000	Tronox, Inc., 6.50%, due 4/15/2026	703,836	(f)
		6,995,280
Consumer - Commercial Lease Financing 3.1%
1,220,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,293,200	(f)(h)
890,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	886,662	(f)(i)
	Navient Corp.
750,000	5.88%, due 3/25/2021	778,515
370,000	6.63%, due 7/26/2021	392,792
733,000	5.88%, due 10/25/2024	751,325
	Springleaf Finance Corp.
625,000	6.13%, due 5/15/2022	670,313
245,000	6.13%, due 3/15/2024	265,442
855,000	6.88%, due 3/15/2025	956,386
1,040,000	7.13%, due 3/15/2026	1,168,050
545,000	6.63%, due 1/15/2028	587,238
		7,749,923
Diversified Capital Goods 0.6%
525,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	554,532	(f)
	SPX FLOW, Inc.
185,000	5.63%, due 8/15/2024	192,631	(f)
680,000	5.88%, due 8/15/2026	715,700	(f)
		1,462,863
Electric - Generation 4.8%
	Calpine Corp.
955,000	5.38%, due 1/15/2023	962,162
2,660,000	5.75%, due 1/15/2025	2,660,000
515,000	Drax Finco PLC, 6.63%, due 11/1/2025	535,600	(f)
	NRG Energy, Inc.
1,595,000	7.25%, due 5/15/2026	1,721,994
2,915,000	6.63%, due 1/15/2027	3,107,944
	Vistra Operations Co. LLC
1,185,000	5.63%, due 2/15/2027	1,250,175	(f)
1,760,000	5.00%, due 7/31/2027	1,801,800	(f)
		12,039,675
Electric - Integrated 2.1%
	Talen Energy Supply LLC
2,055,000	10.50%, due 1/15/2026	1,931,700	(f)
1,055,000	7.25%, due 5/15/2027	1,041,412	(f)
2,220,000	6.63%, due 1/15/2028	2,136,750	(f)
		5,109,862
Electronics 2.0%
2,915,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	3,053,462	(f)
756,000	Nokia Oyj, 6.63%, due 5/15/2039	846,720
960,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/2026	1,016,400	(f)
		4,916,582
Energy - Exploration & Production 5.8%
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
362,000	10.00%, due 4/1/2022	357,475	(f)
2,335,000	7.00%, due 11/1/2026	1,862,162	(f)
385,000	Bruin E&P Partners LLC, 8.88%, due 8/1/2023	287,788	(f)
540,000	Centennial Resource Production LLC, 6.88%, due 4/1/2027	526,500	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

	Chesapeake Energy Corp.
$1,225,000	8.00%, due 1/15/2025	$1,047,375
1,270,000	8.00%, due 6/15/2027	1,016,000
750,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	738,750	(f)
890,000	Extraction Oil & Gas, Inc., 5.63%, due 2/1/2026	656,838	(f)
725,000	Matador Resources Co., 5.88%, due 9/15/2026	716,293
1,450,000	Oasis Petroleum, Inc., 6.25%, due 5/1/2026	1,373,730	(f)
1,285,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,242,222
	Range Resources Corp.
895,000	5.00%, due 8/15/2022	823,131
1,045,000	5.00%, due 3/15/2023	914,051
	SM Energy Co.
205,000	5.00%, due 1/15/2024	188,088
190,000	6.75%, due 9/15/2026	171,000
1,030,000	6.63%, due 1/15/2027	897,387
680,000	Whiting Petroleum Corp., 6.63%, due 1/15/2026	640,900
890,000	WPX Energy, Inc., 5.75%, due 6/1/2026	914,475
		14,374,165
Food - Wholesale 0.9%
	Post Holdings, Inc.
1,045,000	5.50%, due 3/1/2025	1,086,800	(f)
430,000	5.75%, due 3/1/2027	445,588	(f)
615,000	5.63%, due 1/15/2028	632,681	(f)
		2,165,069
Gaming 5.2%
	Boyd Gaming Corp.
745,000	6.88%, due 5/15/2023	770,144
2,880,000	6.38%, due 4/1/2026	3,038,400
375,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	374,175	(f)
850,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	890,641	(f)
800,000	Int’l Game Technology PLC, 6.25%, due 1/15/2027	868,000	(f)
725,000	MGM Resorts Int’l, 5.50%, due 4/15/2027	768,710
1,255,000	Scientific Games Int’l, Inc., 8.25%, due 3/15/2026	1,343,201	(f)
1,305,000	Station Casinos LLC, 5.00%, due 10/1/2025	1,329,795	(f)
255,000	Twin River Worldwide Holdings, Inc., 6.75%, due 6/1/2027	265,838	(f)
500,000	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/2023	546,725
2,630,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	2,758,212	(f)
		12,953,841
Gas Distribution 10.1%
1,805,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	1,737,312
825,000	Buckeye Partners L.P., 4.13%, due 12/1/2027	734,201
730,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 3/31/2025	803,073
	Cheniere Energy Partners L.P.
2,185,000	5.25%, due 10/1/2025	2,264,250
745,000	5.63%, due 10/1/2026	787,838
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
465,000	6.25%, due 4/1/2023	473,161
770,000	5.75%, due 4/1/2025	782,767
840,000	5.63%, due 5/1/2027	831,684	(f)
1,215,000	DCP Midstream LLC, 5.85%, due 5/21/2043	1,142,100	(f)(h)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

	DCP Midstream Operating L.P.
$350,000	5.38%, due 7/15/2025	$371,445
715,000	5.60%, due 4/1/2044	664,950
	Genesis Energy L.P./Genesis Energy Finance Corp.
740,000	6.50%, due 10/1/2025	734,450
970,000	6.25%, due 5/15/2026	956,662
625,000	Global Partners L.P./GLP Finance Corp., 7.00%, due 8/1/2027	626,563	(f)
	NuStar Logistics L.P.
975,000	4.75%, due 2/1/2022	992,062
460,000	6.00%, due 6/1/2026	485,300
570,000	5.63%, due 4/28/2027	588,331
2,410,000	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/2023	2,319,625
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
420,000	5.50%, due 8/15/2022	403,200
3,265,000	5.75%, due 4/15/2025	2,807,900
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
600,000	4.25%, due 11/15/2023	600,570
844,000	6.75%, due 3/15/2024	873,540
685,000	5.13%, due 2/1/2025	705,687
176,000	5.38%, due 2/1/2027	183,040
515,000	6.50%, due 7/15/2027	560,717	(f)
1,155,000	5.00%, due 1/15/2028	1,170,881
450,000	6.88%, due 1/15/2029	496,215	(f)
		25,097,524
Health Facilities 5.6%
	Columbia/HCA Corp.
915,000	7.69%, due 6/15/2025	1,077,413
1,385,000	7.50%, due 11/15/2095	1,481,950
	HCA, Inc.
935,000	5.63%, due 9/1/2028	1,031,025
1,245,000	5.88%, due 2/1/2029	1,389,731
1,260,000	MEDNAX, Inc., 6.25%, due 1/15/2027	1,250,550	(f)
915,000	Select Medical Corp., 6.25%, due 8/15/2026	928,725	(f)(g)
	Tenet Healthcare Corp.
1,705,000	8.13%, due 4/1/2022	1,820,087
1,610,000	6.75%, due 6/15/2023	1,656,287
1,705,000	6.25%, due 2/1/2027	1,764,675	(f)
1,265,000	6.88%, due 11/15/2031	1,113,200
450,000	THC Escrow Corp., 7.00%, due 8/1/2025	448,875
		13,962,518
Health Services 1.2%

570,000	Eagle Holding Co. II LLC, 7.75% Cash/8.50% PIK, due 5/15/2022	574,988	(f)(i)
435,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	354,525	(f)
810,000	Vizient, Inc., 6.25%, due 5/15/2027	860,625	(f)
1,410,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	1,293,675	(f)
		3,083,813
Hotels 0.7%
1,160,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	1,193,350	(f)
520,000	Hilton Domestic Operating Co., Inc., 5.13%, due 5/1/2026	540,207
		1,733,557
Insurance Brokerage 2.3%
1,845,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	1,849,612	(f)
1,165,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	1,191,213	(f)
2,700,000	HUB Int’l, Ltd., 7.00%, due 5/1/2026	2,745,549	(f)
		5,786,374

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

Machinery 1.0%
	CFX Escrow Corp.
$440,000	6.00%, due 2/15/2024	$465,987	(f)
480,000	6.38%, due 2/15/2026	513,754	(f)
835,000	Harsco Corp., 5.75%, due 7/31/2027	860,050	(f)
600,000	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/2025	610,500	(f)
		2,450,291
Managed Care 1.4%
2,070,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	2,007,817	(f)
1,375,000	WellCare Health Plans, Inc., 5.38%, due 8/15/2026	1,454,241	(f)
		3,462,058
Media Content 6.5%
1,315,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	1,342,944	(f)
	Diamond Sports Group LLC/Diamond Sports Finance Co.
1,275,000	5.38%, due 8/15/2026	1,295,719	(f)(g)
735,000	6.63%, due 8/15/2027	753,375	(f)(g)
805,000	Gray Television, Inc., 7.00%, due 5/15/2027	880,469	(f)
	iHeartCommunications, Inc.
865,000	6.38%, due 5/1/2026	918,803
1,395,000	8.38%, due 5/1/2027	1,468,237
540,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/2024	562,950	(f)
	Netflix, Inc.
320,000	4.88%, due 4/15/2028	330,600
500,000	5.88%, due 11/15/2028	548,125
460,000	6.38%, due 5/15/2029	515,062	(f)
485,000	5.38%, due 11/15/2029	510,462	(f)
775,000	Nexstar Escrow, Inc., 5.63%, due 7/15/2027	803,094	(f)
	Sinclair Television Group, Inc.
55,000	5.88%, due 3/15/2026	57,148	(f)
490,000	5.13%, due 2/15/2027	492,450	(f)
	Sirius XM Radio, Inc.
1,185,000	4.63%, due 7/15/2024	1,219,720	(f)
2,065,000	5.38%, due 7/15/2026	2,157,925	(f)
800,000	5.00%, due 8/1/2027	825,000	(f)
1,535,000	5.50%, due 7/1/2029	1,601,711	(f)
		16,283,794
Medical Products 1.3%
650,000	Avantor, Inc., 9.00%, due 10/1/2025	720,284	(f)
2,480,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/2022	2,418,000	(f)
		3,138,284
Metals - Mining Excluding Steel 2.9%
965,000	Cleveland Cliffs, Inc., 5.88%, due 6/1/2027	969,825	(f)
681,000	Constellium NV, 6.63%, due 3/1/2025	713,348	(f)
	Freeport-McMoRan, Inc.
395,000	5.40%, due 11/14/2034	381,175
1,665,000	5.45%, due 3/15/2043	1,541,524
1,127,000	Hudbay Minerals, Inc., 7.63%, due 1/15/2025	1,167,876	(f)
	Novelis Corp.
370,000	6.25%, due 8/15/2024	387,582	(f)
1,860,000	5.88%, due 9/30/2026	1,927,425	(f)
		7,088,755

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

Oil Field Equipment & Services 2.1%
	Precision Drilling Corp.
$995,000	7.75%, due 12/15/2023	$999,975
2,790,000	5.25%, due 11/15/2024	2,538,900
1,705,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 9/1/2027	1,773,047	(f)
		5,311,922
Packaging 5.4%
740,000	ARD Finance SA, 7.13% Cash/7.88% PIK, due 9/15/2023	762,200	(i)
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
800,000	7.25%, due 5/15/2024	844,328	(f)
2,385,000	6.00%, due 2/15/2025	2,462,512	(f)
980,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	1,029,000	(f)
535,000	Berry Global, Inc., 4.50%, due 2/15/2026	534,187	(f)
1,040,000	Berry Plastics Corp., 5.13%, due 7/15/2023	1,062,100
	BWAY Holding Co.
965,000	5.50%, due 4/15/2024	963,504	(f)
2,385,000	7.25%, due 4/15/2025	2,259,788	(f)
705,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/2026	724,740
1,535,000	Reynolds Group Issuer, Inc., 5.13%, due 7/15/2023	1,561,863	(f)
895,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	880,456	(f)
350,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	368,375	(f)(g)
		13,453,053
Personal & Household Products 2.3%
	Energizer Holdings, Inc.
1,075,000	4.70%, due 5/24/2022	1,093,813
1,685,000	6.38%, due 7/15/2026	1,756,612	(f)
1,135,000	7.75%, due 1/15/2027	1,234,312	(f)
360,000	Energizer SpinCo, Inc., 5.50%, due 6/15/2025	365,513	(f)
	Spectrum Brands, Inc.
180,000	6.13%, due 12/15/2024	186,300
1,140,000	5.75%, due 7/15/2025	1,180,983
		5,817,533
Pharmaceuticals 3.4%
720,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	792,972	(f)
	Bausch Health Cos., Inc.
205,000	5.75%, due 8/15/2027	215,762	(f)
3,910,000	7.00%, due 1/15/2028	4,027,300	(f)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
1,191,000	6.00%, due 7/15/2023	756,285	(f)
425,000	6.00%, due 2/1/2025	255,000	(f)
	Valeant Pharmaceuticals Int’l, Inc.
43,000	5.50%, due 3/1/2023	43,242	(f)
188,000	5.88%, due 5/15/2023	189,354	(f)
920,000	6.13%, due 4/15/2025	941,574	(f)
1,265,000	5.50%, due 11/1/2025	1,315,600	(f)
		8,537,089
Printing & Publishing 0.1%
223,000	R.R. Donnelley & Sons Co., 7.88%, due 3/15/2021	226,624
Real Estate Development & Management 0.9%
	Realogy Group LLC/Realogy Co-Issuer Corp.
1,595,000	4.88%, due 6/1/2023	1,347,775	(f)
1,140,000	9.38%, due 4/1/2027	986,100	(f)
		2,333,875

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

Real Estate Investment Trusts 1.4%
	MPT Operating Partnership L.P./MPT Finance Corp.
$1,175,000	6.38%, due 3/1/2024	$1,233,750
1,095,000	5.50%, due 5/1/2024	1,123,744
535,000	5.25%, due 8/1/2026	555,062
	Starwood Property Trust, Inc.
435,000	3.63%, due 2/1/2021	437,393
65,000	4.75%, due 3/15/2025	65,962
		3,415,911
Recreation & Travel 0.6%
465,000	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/2027	490,575
	Six Flags Entertainment Corp.
665,000	4.88%, due 7/31/2024	679,962	(f)
275,000	5.50%, due 4/15/2027	289,438	(f)
		1,459,975
Restaurants 1.0%
1,335,000	1011778 BC ULC/New Red Finance, Inc., 5.00%, due 10/15/2025	1,361,700	(f)
1,185,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/2026	1,230,267	(f)
		2,591,967
Software - Services 2.4%
740,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/2025	781,070	(f)
	Nuance Communications, Inc.
1,355,000	6.00%, due 7/1/2024	1,405,812
405,000	5.63%, due 12/15/2026	427,275
2,375,000	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	2,173,125	(f)
1,200,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	1,248,000	(f)
		6,035,282
Specialty Retail 1.7%
1,230,000	L Brands, Inc., 5.25%, due 2/1/2028	1,139,288
880,000	Liberty Media Corp., 8.50%, due 7/15/2029	904,200
	Penske Automotive Group, Inc.
600,000	5.38%, due 12/1/2024	616,500
570,000	5.50%, due 5/15/2026	589,950
	QVC, Inc.
165,000	4.85%, due 4/1/2024	170,593
455,000	5.45%, due 8/15/2034	447,221
400,000	William Carter Co., 5.63%, due 3/15/2027	419,500	(f)
		4,287,252
Steel Producers - Products 0.8%
1,869,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	1,990,485	(f)
Support - Services 10.4%
2,410,000	ADT Corp., 4.88%, due 7/15/2032	2,090,675	(f)
	Aramark Services, Inc.
1,485,000	5.13%, due 1/15/2024	1,522,689
415,000	5.00%, due 2/1/2028	432,638	(f)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2,160,000	5.25%, due 3/15/2025	2,181,600	(f)
1,270,000	5.75%, due 7/15/2027	1,282,700	(f)
910,000	frontdoor, Inc., 6.75%, due 8/15/2026	969,150	(f)
1,020,000	Garda World Security Corp., 8.75%, due 5/15/2025	1,042,950	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Hertz Corp.
$2,800,000	5.50%, due 10/15/2024	$2,751,000	(f)
695,000	7.13%, due 8/1/2026	709,804	(f)(g)
530,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	554,181	(f)
690,000	Iron Mountain US Holdings, Inc., 5.38%, due 6/1/2026	696,900	(f)
	Iron Mountain, Inc.
905,000	4.88%, due 9/15/2027	898,213	(f)
2,570,000	5.25%, due 3/15/2028	2,582,850	(f)
1,295,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	1,330,612	(f)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
1,011,000	9.25%, due 5/15/2023	1,062,182	(f)
2,030,000	5.75%, due 4/15/2026	2,118,914	(f)
375,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	390,000	(f)
1,115,000	ServiceMaster Co. LLC, 5.13%, due 11/15/2024	1,153,702	(f)
	Staples, Inc.
1,595,000	7.50%, due 4/15/2026	1,630,887	(f)
375,000	10.75%, due 4/15/2027	388,125	(f)
		25,789,772
Technology Hardware & Equipment 3.1%
	CDW LLC/CDW Finance Corp.
612,000	5.00%, due 9/1/2023	620,996
400,000	5.00%, due 9/1/2025	416,000
	CommScope Finance LLC
460,000	6.00%, due 3/1/2026	465,037	(f)
1,520,000	8.25%, due 3/1/2027	1,497,200	(f)
	CommScope Technologies LLC
1,778,000	6.00%, due 6/15/2025	1,617,980	(f)
2,030,000	5.00%, due 3/15/2027	1,702,663	(f)
1,500,000	Western Digital Corp., 4.75%, due 2/15/2026	1,483,125
		7,803,001
Telecom - Satellite 1.8%
4,050,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/2023	3,731,063	(j)
862,000	Intelsat Luxembourg SA, 8.13%, due 6/1/2023	695,806
		4,426,869
Telecom - Wireless 4.9%
575,000	Sprint Capital Corp., 8.75%, due 3/15/2032	715,156
	Sprint Corp.
1,300,000	7.88%, due 9/15/2023	1,444,625
4,370,000	7.13%, due 6/15/2024	4,768,763
1,785,000	7.63%, due 3/1/2026	1,994,791
575,000	T-Mobile USA, Inc., 4.50%, due 2/1/2026	585,781
2,825,000	Wind Tre SpA, 5.00%, due 1/20/2026	2,797,456	(f)
		12,306,572
Telecom - Wireline Integrated & Services 6.0%
555,000	Altice Financing SA, 7.50%, due 5/15/2026	581,363	(f)
945,000	Altice France SA, 8.13%, due 2/1/2027	1,028,869	(f)
	Altice Luxembourg SA
955,000	7.63%, due 2/15/2025	935,938	(f)
355,000	10.50%, due 5/15/2027	375,856	(f)
765,000	Embarq Corp., 8.00%, due 6/1/2036	743,962
1,020,000	Frontier Communications Corp., 8.00%, due 4/1/2027	1,064,319	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

	Level 3 Financing, Inc.
$835,000	5.13%, due 5/1/2023	$839,192
1,250,000	5.38%, due 1/15/2024	1,267,025
	Numericable-SFR SA
213,000	6.25%, due 5/15/2024	219,923	(f)
3,605,000	7.38%, due 5/1/2026	3,813,008	(f)
560,000	Telecom Italia Capital SA, 6.00%, due 9/30/2034	568,400
	Zayo Group LLC/Zayo Capital, Inc.
1,300,000	6.00%, due 4/1/2023	1,339,000
665,000	6.38%, due 5/15/2025	681,725
1,515,000	5.75%, due 1/15/2027	1,537,725	(f)
		14,996,305
Theaters & Entertainment 2.0%
	AMC Entertainment Holdings, Inc.
2,405,000	5.75%, due 6/15/2025	2,271,949
2,955,000	6.13%, due 5/15/2027	2,646,572
		4,918,521
	Total Corporate Bonds (Cost $322,325,410)	326,304,470
Convertible Bonds 0.1%
Energy - Exploration & Production 0.1%
420,000	Chesapeake Energy Corp., 5.50%, due 9/15/2026 (Cost $421,681)	299,577
Asset-Backed Securities 4.1%
250,000	Annisa CLO Ltd., Ser. 2016-2A, Class ER, (3 month USD LIBOR + 6.00%), 8.28%, due 7/20/2031	236,122	(a)(f)
1,000,000	Benefit Street Partners CLO X Ltd., Ser. 2016-10A, Class DR (3 month USD LIBOR + 6.65%), due 1/15/2029	995,000	(a)(c)(f)(g)(k)
250,000	Canyon Capital CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.75%), 8.05%, due 7/15/2031	228,378	(a)(f)
1,000,000	Dryden 43 Senior Loan Fund, Ser. 2016-43A, Class EER (3 month USD LIBOR + 6.70%), 8.98%, due 7/20/2029	1,000,006	(a)(c)(f)
500,000	Dryden 72 CLO Ltd., Ser. 2019-72A, Class E, (3 month USD LIBOR + 6.80%), 9.23%, due 5/15/2032	497,998	(a)(f)
1,000,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3 month USD LIBOR + 6.00%), 8.30%, due 7/15/2031	924,278	(a)(f)
1,000,000	KKR CLO 26 LLC, Ser. 2019-26, Class E (3 month USD LIBOR + 7.00%), due 7/15/2032	970,000	(a)(c)(f)(g)(k)
500,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class E, (3 month USD LIBOR + 6.75%), 9.27%, due 4/20/2031	497,193	(a)(f)
	Magnetite CLO Ltd.
600,000	Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 7.95%, due 4/15/2031	567,179	(a)(f)
500,000	Ser. 2015-12A, Class ER, (3 month USD LIBOR + 5.68%), 7.98%, due 10/15/2031	479,327	(a)(f)
1,000,000	OCP CLO Ltd., Ser. 2019-17A, Class E, (3 month USD LIBOR + 6.66%), 8.96%, due 7/20/2032	966,731	(a)(f)
675,000	Octagon Investment Partners 27 Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 5.95%), 8.25%, due 7/15/2030	643,297	(a)(f)
190,000	Octagon Investment Partners 39 Ltd., Ser. 2018-3A, Class E, (3 month USD LIBOR + 5.75%), 8.03%, due 10/20/2030	177,955	(a)(f)
1,000,000	Octagon Investment Partners 41 Ltd., Ser. 2019-2A, Class E, (3 month USD LIBOR + 6.90%), 9.50%, due 4/15/2031	994,265	(a)(f)
650,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.87%), 8.19%, due 4/16/2031	605,759	(a)(f)
250,000	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3 month USD LIBOR + 5.75%), 8.05%, due 7/17/2031	229,744	(a)(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†

$250,000	Voya CLO Ltd., Ser. 2016-3A, Class DR, (3 month USD LIBOR + 6.08%), 8.38%, due 10/18/2031	$233,374	(a)(f)
	Total Asset-Backed Securities (Cost $10,505,775)	10,246,606

NUMBER OF SHARES
Short-Term Investments 4.7%
Investment Companies 4.7%
11,709,480	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(l) (Cost $11,709,480)	11,709,480	(j)
	Total Investments 151.9% (Cost $375,298,881)	378,512,013
	Liabilities Less Other Assets (37.9)%	(94,290,564	)(m)
	Liquidation Value of Mandatory Redeemable Preferred Shares (14.0)%	(35,000,000)
	Net Assets Applicable to Common Stockholders 100.0%	$249,221,449

(a)                       Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.

(b)                       All or a portion of this security was purchased on a delayed delivery basis.

(c)                        All or a portion of this security had not settled as of July 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

(d)                       Value determined using significant unobservable inputs.

(e)                        The stated interest rate represents the weighted average interest rate at July 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(f)                         Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to $214,610,566, which represents 86.1% of net assets applicable to common stockholders of the Fund. These securities have been deemed by the investment manager to be liquid.

(g)                        When-issued security. Total value of all such securities at July 31, 2019, amounted to $7,025,973, which represents 2.8% of net assets applicable to common stockholders of the Fund.

(h)                       Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(i)                           Payment-in-kind (PIK) security.

(j)                          All or a portion of this security is segregated in connection with obligations for swap contracts, when-issued securities and/or delayed delivery securities with a total value of $15,440,543.

(k)                       Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Directors. Total value of all such securities at July 31, 2019 amounted to $1,965,000, which represents 0.8% of net assets applicable to common stockholders of the Fund.

(l)                           Represents 7-day effective yield as of July 31, 2019.

(m)                   Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Interest rate swap contracts (“interest rate swaps”)

At July 31, 2019, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD	25,000,000	Receive	3M LIBOR	1.14%	3M/6M	6/17/2021	$405,579	$40,548	$446,127
CME	USD	20,000,000	Receive	3M LIBOR	0.99%	3M/6M	6/29/2021	373,030	25,786	398,816
Total								$778,609	$66,334	$844,943

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Chemicals & Plastics	$—	$194,674	$545,192	$739,866
Other Loan Assignments(a)	—	29,212,014	—	29,212,014
Total Loan Assignments	—	29,406,688	545,192	29,951,880
Corporate Bonds(a)	—	326,304,470	—	326,304,470
Convertible Bonds(a)	—	299,577	—	299,577
Asset-Backed Securities	—	10,246,606	—	10,246,606
Short-Term Investments	—	11,709,480	—	11,709,480
Total Investments	$—	$377,966,821	$545,192	$378,512,013

(a)         The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)         The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:
Loan Assignments(c)
Chemicals & Plastics	$—	$309	$(15,073)	$(5,914)	$549,124	$(1,521,552)	$1,538,298	$—	$545,192	$(5,914)
Lodging & Casinos	2,551,747	(1,277)	(47,489)	(89,981)	—	(2,413,000)	—	—	—	—
Total	$2,551,747	$(968)	$(62,562)	$(95,895)	$549,124	$(3,934,552)	$1,538,298	$—	$545,192	$(5,914)

(c)              Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Swaps
Assets	$	$844,943	$—	$844,943
Total	$	$844,943	$—	$844,943

See Notes to Schedule of Investments

July 31, 2019

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited)

†                 In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

Legend

Benchmarks
LIBOR = London Interbank Offered Rate

Clearinghouses:
CME = CME Group, Inc.

Index Periods/Payment Frequencies:
3M = 3 Months
6M = 6 Months

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.